Commissions and expenses	12 Months Ended
Dec. 31, 2017
Commissions and expenses

14 Commissions and expenses

	2017	2016	2015
Commissions	2,661	2,929	3,313
Employee expenses	2,234	2,287	2,280
Administration expenses	1,424	1,273	1,278
Deferred expenses	(980)	(1,203)	(1,533)
Amortization of deferred expenses	543	880	1,143
Amortization of VOBA and future servicing rights	43	184	117
Total	5,925	6,351	6,598

Included in administration expenses is an amount of EUR 105 million of depreciation that relates to equipment, software and real estate held for own use (2016: EUR 89 million; 2015: EUR 84 million). Minimum lease payments recognized as expense amounted to EUR 18 million (2016: EUR 17 million; 2015: EUR 19 million).

Employee expenses	2017	2016	2015
Salaries	1,470	1,471	1,462
Post-employment benefit costs	318	338	335
Social security charges	151	155	145
Other personnel costs	267	294	320
Shares, share appreciation rights, share options	28	28	17
Total	2,234	2,287	2,280

An amount of EUR 46 million is included in employee expenses relating to defined contributions (2016: EUR 46 million; 2015: EUR 51 million).

Long-term incentive plans

Senior managers within Aegon, not classified as ‘Identified Staff’, have been granted the conditional right to receive Aegon shares if certain performance indicators are met and depending on continued employment of the individual employee to whom the rights have been granted. The shares were conditionally granted at the beginning of the year at the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of a plan year. The performance indicators apply over a performance period of one year and consist of financial and non-financial targets set by the Supervisory Board or the local remuneration committees. Following the performance year, shares are allocated based on actual performance. A vesting period of two years applies after which the shares are transferred to the individual employees. In specific circumstances Aegon’s Supervisory Board will reclaim variable compensation that has already been paid out or vested.

Variable compensation Identified Staff

Members of the Executive Board and the Management Board as well as other selected jobholders have been defined as ‘Identified Staff’ in accordance with the rules applicable to them and their interpretation by relevant supervisory authorities. Of these, the Dutch 2015 Act on compensation in the financial sector (Wet beloningsbeleid financiële ondernemingen Wft) and the Dutch 2014 Decree on sound remuneration policy (Regeling beheerst beloningsbeleid 2014) are prominent examples. The rules have been adopted in Aegon’s Global Remuneration Framework. After the performance period, and based on the framework, variable compensation, if any, is partially made available and partly deferred. Variable compensation is paid in both cash and in Aegon N.V. shares. The shares were conditionally granted at the beginning of the year at the volume weighted average price (VWAP) on the Euronext stock exchange in Amsterdam during the period between December 15 preceding a plan year and January 15 of the plan year. The performance indicators apply over a performance period of one year and consist of Group and/or reporting unit targets (both financial and non-financial) set by the Supervisory Board or the local remuneration committees and personal/strategic targets. The conditional grant of variable compensation is also dependent on continued employment of the individual employee to whom the rights have been granted. An ex-post assessment is applicable to determine whether allocated (unvested) variable compensation should become unconditional or should be adjusted. In addition, in specific circumstances Aegon’s Supervisory Board will reclaim variable compensation that has already been paid out or vested. For members of the Executive Board and the Management Board all variable compensation has vested after three years following the performance period. At vesting, the variable compensation is transferred to the individual employees. Additional holding periods of up to three years may apply for vested shares. Members of the Executive Board and the members of the Management Board who are based in the Netherlands are not entitled to execute any transactions regarding the shares for a period of three years following vesting (with the exception of shares withheld or sold to cover for the payment of any applicable taxes, social security premiums and possible other deductions by the government due for which the Company holds a withholding obligation in connection with the vesting of the shares).

In compliance with regulations under Dutch law, no transactions regarding the shares may be exercised in closed periods.

Below an overview is provided of shares provided in active plans for Long-term incentive and Variable compensation Identified Staff.

	2007	2011 1)	2012 1)	2013 1)	2014 1)	2015 1)	2016 1)	2017 1)	Total
Number of shares conditionally granted 2)	18,506	4,075,460	9,195,284	5,735,046	5,306,037	5,178,633	6,809,814	6,722,418	43,041,198
Number of shares allocated	18,506	6,452,535	13,392,200	8,536,076	4,714,569	4,942,275	7,155,420	-	45,211,581

Unvested at January 1, 2016	9,253	-	6,584,783	7,458,390	4,372,405	5,178,633	-	-	23,603,464
Number of shares conditionally granted 2)	-	-	-	-	-	-	6,809,814	-	6,809,814
Number of shares allocated	280	-	-	(45,557)	16,937	(330,501)	-	-	(358,841)
Number of shares forfeited	-	-	76,435	141,013	95,977	15,985	-	-	329,410
Number of shares vested	9,533	-	6,508,348	3,167,260	111,521	278,510	-	-	10,075,172
Unvested at December 31, 2016	-	-	-	4,104,560	4,181,844	4,553,637	6,809,814	-	19,649,855
Number of shares conditionally granted 2)	-	-	-	-	-	-	-	6,722,418	6,722,418
Number of shares allocated	-	-	-	-	49,780	-	345,606	-	395,386
Number of shares forfeited	-	-	-	-	42,580	116,505	136,506	-	295,591
Number of shares vested	-	-	-	4,104,560	1,887,728	122,638	427,485	-	6,542,411
Unvested at December 31, 2017	-	-	-	-	2,301,316	4,314,494	6,591,429	6,722,418	19,929,657

Average share price used for grant in EUR 3)		4.727	3.126	4.917	6.739	6.106	5.128	5.246

Fair value of shares at grant date in EUR		3.915 to 4.581	2.260 to 2.886	3.900 to 4.684	5.840 to 6.658	5.159 to 6.018	3.990 to 4.898	4.040 to 4.933

[1]	Performance year for both Long-term incentive plans and Variable compensation Identified Staff
[2]	Number of shares conditionally granted based on the at target number of grants made that could increase or decrease subject to the actual performance attained
[3]	This value is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15

For the vested tranches from 2016 onwards Aegon introduced a net settlement option for participants to meet income tax obligations. This means that Aegon will not sell shares on the market, but hold these shares within Aegon and settle directly with the tax authorities in cash rather than selling shares first. The net settlement option does not change the share based payment right of the participants, therefore there is no incremental fair value, nor a related recognition of incremental fair value.

Refer to note 53 Related party transactions for detailed information on conditional shares granted to the Executive Board.

Aegon N.V [member]
Commissions and expenses	5 Commissions and expenses

	2017	2016
Employee expenses	80	80
Administration expenses	78	73
Cost sharing	(76)	(85)
Total	82	68